Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefits [Abstract]
Expenses Recognized for Employee Benefits
The expenses recognized for employee benefits are:

	2022	2021	2020
Salaries, benefits and inherent	$272,092	$235,345	$317,776
Pensions – defined benefit plans	13,224	17,790	23,623
	$285,316	$253,135	$341,399

Liabilities Recognized for Pensions and Other Remunerations
The long-term liabilities recognized for pensions and other employee remunerations in the consolidated statement of financial position are comprised as follows:

	2022	2021
Long-term:
Pensions and seniority premium	$69,738	$86,695
Termination of employment	14,914	15,680
	$84,652	$102,375

Details of Net Cost for the Period
The details of the net cost for the period for seniority premiums and termination of employment, and also the basic actuarial estimates for the calculation of these labor obligations is shown as follows:

	2022		2021
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Current service cost	$13,265	$1,383	$(21,158)	$3,907
Interest cost	7,538	1,145	12,371	770
Net cost for the period	$20,803	$2,528	$(8,787)	$4,677

Reserve for Pensions and Seniority Premiums
At December 31, 2022 and 2021, the reserve for pensions and seniority premiums, and also for the termination of employment, is comprised as follows:

	2022		2021
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Defined benefit obligations	$70,223	$14,914	$87,820	$15,680
Plan assets	(485)	-	(1,125)	-
Total reserve	$69,738	$14,914	$86,695	$15,680

Defined Benefit Obligation
As of December 31, 2022, and 2021, the defined benefit obligations (DBO) for pensions and seniority premiums, and also for the reserve for termination of employment, are comprised as follows:

	2022		2021
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
DBO at beginning of period	$87,820	$15,680	$139,763	$13,365
Current service cost	13,265	1,383	(21,158)	3,907
Interest cost	7,538	1,145	12,371	770
Benefits paid	(1,338)	(322)	(3,878)	(1,905)
Benefits paid from plan assets	(6,674)	(1,497)	(6,044)	-
Past service cost	(30,388)	(1,475)	(33,234)	(457)
DBO at end of period	$70,223	$14,914	$87,820	$15,680

The plan assets as of December 31, 2022 and 2021 are comprised as follows:

	2022	2021
Value of the fund at beginning of year	$1,125	$2,931
Expected return on assets	(741)	(2,026)
Plan contributions	8,171	6,044
Benefits paid	(8,171)	(6,044)
Interests on plan assets	101	220
Value of the fund at end of year	$485	$1,125

Effects of Changes to Actuarial Assumptions
The changes in the pension plan, seniority premium, and termination of employment plan as of December 31, 2022 and 2021 are as follows:

	2022	2021
Reserve for obligations at the beginning of the period	$102,375	$150,197
Cost for the period	23,331	(4,110)
Interest income	(101)	(220)
Contributions to the plan	(8,171)	(6,044)
Benefits paid on pension plan	(919)	(5,783)
Miscellaneous	(741)	2,026
Actuarial gain or losses	(31,122)	(33,691)
Reserve for obligations at the end of the period	$84,652	$102,375

The significant actuarial assumptions used for the valuation are:

	2022	2021
Discount rate	10.50%	7.50%
Salary increase rate	4.00%	4.00%
Inflation rate	3.50%	3.50%
Average working life expectancy	14.30	14.50

The following table summarizes the effects of changes to these actuarial assumptions on the defined benefits obligations at December 31, 2022:

	1.0% increase	1.0% decrease
Discount rate
(Decrease) increase in the defined benefits obligation	(1,404)	1,553

Salary increase rate
Increase (decrease) in the defined benefits obligation	642	(1,149)

Average life expectancies
Increase (decrease) in the defined benefits obligation	(64)	15